Marketable securities (Schedule of fair value, amortized cost and unrealized holding gains and losses of marketable securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 437,586	$ 357,203
Unrealized gains	35	357
Unrealized losses	(1,947)	(140)
Debt Securities, Available-for-sale	435,674	357,420
Municipal And US Treasury Bond Securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	47,325	54,580
Unrealized gains	2	37
Unrealized losses	(237)	(15)
Debt Securities, Available-for-sale	47,090	54,602
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	390,261	302,623
Unrealized gains	33	320
Unrealized losses	(1,710)	(125)
Debt Securities, Available-for-sale	$ 388,584	$ 302,818